VictoryShares US Small Cap High Div Volatility Wtd ETF Investment Objectives and Goals - VictoryShares US Small Cap High Div Volatility Wtd ETF	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares US Small Cap High Div Volatility Wtd ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares US Small Cap High Div Volatility Wtd ETF (the “Fund”) seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index (the “Index”) before fees and expenses.